Note 4 - Prepaid Expenses - Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid services	$ 202	$ 523
Prepaid insurance	25	23
Prepaid licenses, software tools and support	15	16
Other prepaid expenses	2	12
Prepaid Expense, Current	$ 244	$ 574